Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 396,173		$ 393,977	[1]	$ 416,979	[1]	$ 443,391	[1]	$ 373,477	[1]	$ 439,500	[1]	$ 473,251	[1]	$ 492,915	[1]	$ 906,440	$ 860,370				$ 1,650,520	$ 1,779,143	$ 1,658,729
Cost of sales			349,580		369,858		393,437		310,141		401,423		429,020		442,889		807,824	763,295	871,909	1,112,875	1,273,332	1,467,334	1,583,473	1,496,695
Gross profit	41,714	[2]	44,397	[1]	47,121	[1]	49,954	[1]	63,336	[1],[3]	38,077	[1]	44,231	[1]	50,026	[1]	98,616	97,075	94,257	141,472	132,334	183,186	195,670	162,034
Selling, general and administrative expenses (including non-cash profits interest expense)																	72,533	55,888				92,641	69,391	68,857
Operating income			27,044		9,156		32,031		46,386		20,979		27,748		31,166		26,083	41,187	58,914	68,231	79,893	90,545	126,279	93,177
Interest expense									9,618		9,954		10,988		9,450		19,834	19,958	20,438		30,392	39,727	40,010	25,076
Third party interest expense																								22,613
Related party interest expense																								2,463
Loss on extinguishment of debt					19,612													19,612				19,612
Other expense, net																	191	709				121	432	810
(Loss) income before provision for (benefit from) income taxes and equity income	12,532		17,645	[1]	(21,063)	[1],[4]	21,971	[1]	35,848	[1]	10,779	[1]	17,498	[1]	21,712	[1]	6,058	908	39,210	18,553	49,989	31,085	85,837	67,291
Provision for income taxes			6,769		(971)		8,198		12,613		3,726		7,258		7,840		12,503	7,227	15,098	13,996	18,824	19,185	31,437	26,676
Income (loss) before equity income			10,876		(20,092)		13,773		23,235		7,053		10,240		13,872		(6,445)	(6,319)	24,112	4,557	31,165	11,900	54,400	40,615
Equity income, net of tax																	860	475				995	888	1,530
Net income (loss)	7,602		11,137	[1]	(19,891)	[1]	14,047	[1]	23,570	[1]	7,280	[1]	10,268	[1]	14,170	[1]	(5,585)	(5,844)	24,438	5,293	31,718	12,895	55,288	42,145
Less: Net income attributable to noncontrolling interest																	159	168				374	156	512
Net income (loss) attributable to Global Brass and Copper Holdings, Inc.	$ 7,501		$ 11,032	[1]	$ (20,005)	[1]	$ 13,993	[1]	$ 23,590	[1]	$ 7,283	[1]	$ 10,201	[1]	$ 14,058	[1]	$ (5,744)	$ (6,012)	$ 24,259	$ 5,020	$ 31,542	$ 12,521	$ 55,132	$ 41,633
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$ 0.36		$ 0.52	[1]	$ (0.95)	[1]	$ 0.66	[1]	$ 1.12	[1]	$ 0.35	[1]	$ 0.48	[1]	$ 0.67	[1]	$ (0.27)	$ (0.28)	$ 1.15	$ 0.24	$ 1.49	$ 0.59	$ 2.61	$ 1.97
Diluted																	$ (0.27)	$ (0.28)
Weighted average common shares outstanding:
Basic																	21,110,000	21,110,000				21,110,000	21,110,000	21,110,000
Diluted																	21,110,000	21,110,000

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".
[2]	Includes $4,775 gain from liquidation of LIFO inventory layers.
[3]	Includes $15,236 gain from liquidation of LIFO inventory layers.
[4]	Includes $19,612 loss on debt extinguishment and $19,517 profits interest compensation expense.